LOAN PAYABLE (Details Narrative) - USD ($)		1 Months Ended	12 Months Ended
	Dec. 15, 2020	Apr. 30, 2020	Oct. 31, 2021
Interest rate			6.00%
Cogent Systems [Member]
Description of loan payable	The loan is subject to zero interest and 25% of the amount will be forgiven if 75% of the loan amount is repaid on or before December 31, 2022.	The loan is subject to zero interest and 25% of the amount will be forgiven if 75% of the loan amount is repaid on or before December 31, 2022.
Notes payable	$ 15,678	$ 30,032
Interest rate	5.00%	5.00%
Extended term of note	3 years	3 years